Segmented Information - Additional Information (Detail)	Dec. 31, 2012	Dec. 31, 2011
Hydro Quebec
Segment Reporting Information [Line Items]
Percentage of revenue contributed	17.00%	17.00%
Manitoba Hydro
Segment Reporting Information [Line Items]
Percentage of revenue contributed	20.00%	16.00%
Pacific Gas And Electric Company
Segment Reporting Information [Line Items]
Percentage of revenue contributed	10.00%	11.00%